GENERAL (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Accumulated deficit	$ (184,720)	$ (123,673)	$ (169,213)	$ (116,282)
Cash flows from operating activities	$ (9,450)	$ (6,799)	$ (26,426)	$ (16,549)	$ (12,590)